Derivative warrant liabilities	3 Months Ended
Nov. 30, 2022
Derivative Warrant Liabilities
Derivative warrant liabilities

10.	Derivative warrant liabilities

Amount
As at August 31, 2022	$6,849
Change in fair value	(3,365)
As at November 30, 2022	$3,484

Derivative warrant liabilities of $3.5 million will only be settled by issuing equity of the Company.

Fair values of derivative warrant liabilities were calculated using the Black-Scholes option pricing model with the following assumptions:

	November 30, 2022	August 31, 2022
Share price	$0.34	$0.48
Risk-free interest rate	3.91% - 4.66%	3.32% - 3.44%
Dividend yield	0%	0%
Expected volatility	55% - 57%	55% - 60%
Remaining term (in years)	0.7 – 4.2	0.9 – 4.4

The fair value is classified as level 3 as the expected volatility is determined using adjusted historical volatilities and were therefore not an observable input.

Sensitivity analysis

If expected volatility, the significant unobservable input, had been higher or lower by 10% and all other variables were held constant, net income and net assets for the three months ended November 30, 2022 would increase or decrease by:

	November 30, 2022
10% change in expected volatility	Increase	Decrease
(Loss) income	$(467)	$468